Related Party Transactions - Narrative (Details) - USD ($)				1 Months Ended					3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2020	Oct. 02, 2020	Aug. 27, 2020	Jun. 22, 2022	Oct. 20, 2020	Oct. 20, 2020	Aug. 27, 2020	Aug. 18, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 13, 2022	Mar. 31, 2022	Feb. 28, 2022	Oct. 20, 2021
Related Party Transaction [Line Items]
Sponsor transferred an aggregate shares								80,000
Common stock, issued (in shares)	3,166,948												3,166,948	3,166,948	3,166,948
Warrants, exercise price (in usd per share)														$ 1
Equity Method Investment, Ownership Percentage														75.00%
Thirdparty Consulting Firm [Member] | Advisory Services [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction															$ 380,000
Due to Related Parties, Current	$ 0												$ 0	0	0
Related Party Transaction, Date																Dec. 31, 2020
PSPIB [Member] | Venture Loan Agreement [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount																		$ 25,000,000
Equity Method Investment, Ownership Percentage																		46.80%
DPCM Capital, Inc. [Member]
Related Party Transaction [Line Items]
Original purchase price per share								$ 0.004
Aggregate of founder shares issued and outstanding		7,187,500
General and administrative expenses (in Dollars)						$ 10,000
Incurred Fees									$ 30,000	$ 30,000	$ 60,000	$ 60,000	20,000	120,000
Accounts payable and accrued liabilities	$ 20,000								200,000		200,000		$ 20,000	140,000	$ 20,000
Working Capital Debt														$ 1,500,000
DPCM Capital, Inc. [Member] | Unsecured Promissory Note [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount																	$ 1,000,000
DPCM Capital, Inc. [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount																			$ 1,000,000
Due from related parties									200,000		200,000
Notes Payable, Related Parties									$ 220,000		$ 220,000
DPCM Capital, Inc. [Member] | Sponsor [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Loan funded by sponsor																	$ 220,000
DPCM Capital, Inc. [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Aggregate purchase price (in Dollars)				$ 25,000
Sponsor transferred an aggregate shares		18,750	70,000				70,000	80,000
Business Combination Description											The initial stockholders have agreed that, subject to certain limited exceptions, the Founder Shares will not be transferred, assigned or sold until the earlier of (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any30-tradingday period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the stockholders having the right to exchange their common stock for cash, securities or other property.			The initial stockholders have agreed that, subject to certain limited exceptions, the Founder Shares will not be transferred, assigned or sold until the earlier of (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the stockholders having the right to exchange their common stock for cash, securities or other property.
DPCM Capital, Inc. [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Aggregate founder shares subject to forfeiture							150,000
Number of shares forfeited											1,125,000			1,125,000
DPCM Capital, Inc. [Member] | IPO [Member]
Related Party Transaction [Line Items]
Percentage Of Issued And Outstanding Shares											20.00%			20.00%
Common Class B [Member] | DPCM Capital, Inc. [Member]
Related Party Transaction [Line Items]
Aggregate shares issued				5,750,000
Common Stock Dividends, Shares		1,437,500			1,437,500	1,437,500
Aggregate of founder shares issued and outstanding	7,500,000													7,500,000
Common stock, issued (in shares)	7,500,000								7,500,000		7,500,000		7,500,000	7,500,000	7,500,000
Common stock, outstanding (in shares)	7,500,000								7,500,000		7,500,000		7,500,000	7,500,000	7,500,000					8,625,000
Common Class B [Member] | DPCM Capital, Inc. [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Common stock, issued (in shares)					8,625,000	8,625,000
Common stock, outstanding (in shares)					8,625,000	8,625,000
Common Class B [Member] | DPCM Capital, Inc. [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Number of shares forfeited											1,125,000			1,125,000